Debt (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Debt (Details) [Line Items]
Obtained loans					$ 475
Interest expense	$ 6	$ 6	$ 6	$ 6	$ 12	$ 12	$ 18	$ 18
Mr. Goh Meng Keong and Mr. Goh Seng Wei [Member]
Debt (Details) [Line Items]
Obtained loans							$ 475